Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

Inventories consisted of the following:

	September 30,	December 31,
	2021	2020
Raw materials	$50,373	$48,524
Finished goods	225,842	111,547
Less: Provision for impairment	(12,941)	(12,800)
Total, net	$263,274	$147,271

The Company did not recognize a loss from inventory impairment for the nine months ended September 30, 2021, and 2020.

NOTE 4 – INVENTORIES

Inventories consisted of the following:

	December 31, 2020	December 31, 2019

Raw materials	$48,524	$116,907
Finished goods	111,547	157,798
Allowance	(12,800)	(12,023)
Total, net	$147,271	$262,682